Consolidated Statement of Changes in Equity - USD ($) $ in Millions	Total	Cumulative Effect, Period of Adoption, Adjustment	Total	Total Cumulative Effect, Period of Adoption, Adjustment	Common Shares	Common Stock and Capital Surplus	Noncontrolling Interests	Retained Earnings	Retained Earnings Cumulative Effect, Period of Adoption, Adjustment	Accumulated Other Comprehensive Inc. (Loss)	Accumulated Other Comprehensive Inc. (Loss) Cumulative Effect, Period of Adoption, Adjustment
Beginning Balance, shares at Dec. 31, 2017					201,000
Beginning Balance at Dec. 31, 2017	$ 2,808	$ 3	$ 2,761	$ 3		$ 956	$ 47	$ 1,248	$ 93	$ 557	$ (90)
Increase (Decrease) in Stockholder's Equity [Roll Forward]
Net earnings	209		207				2	207
Other comprehensive income (loss)	(436)		(436)							(436)
Capital contributions from parent	17		17			17
Dividends	(60)		(60)					(60)
Other	(2)						(2)
Ending Balance, shares at Dec. 31, 2018					201,000
Ending Balance at Dec. 31, 2018	2,539		2,492			973	47	1,488		31
Increase (Decrease) in Stockholder's Equity [Roll Forward]
Net earnings	395		393				2	393
Other comprehensive income (loss)	669		669							669
Capital contributions from parent	19		19			19
Dividends	(140)		(140)					(140)
Other	$ (1)						(1)
Ending Balance, shares at Dec. 31, 2019	201,000				201,000
Ending Balance at Dec. 31, 2019	$ 3,481		3,433			992	48	1,741		700
Increase (Decrease) in Stockholder's Equity [Roll Forward]
Net earnings	(14)
Other comprehensive income (loss)	$ 346
Beginning Balance, shares at Dec. 31, 2019	201,000				201,000
Beginning Balance at Dec. 31, 2019	$ 3,481		3,433			992	48	1,741		700
Increase (Decrease) in Stockholder's Equity [Roll Forward]
Net earnings	422		423				(1)	423
Other comprehensive income (loss)	370		370							370
Capital contributions from parent	12		12			12
Dividends	$ (285)		(285)					(285)
Ending Balance, shares at Dec. 31, 2020	201,000				201,000
Ending Balance at Dec. 31, 2020	$ 3,995	$ (5)	3,948	$ (5)		1,004	47	1,874	$ (5)	1,070
Increase (Decrease) in Stockholder's Equity [Roll Forward]
Net earnings	310		310					310
Other comprehensive income (loss)	(222)		(222)							(222)
Capital contributions from parent	1		1			1
Dividends	(300)		(300)					(300)
Stock-based compensation expense	1		1			1
Sale of real estate	$ (47)						(47)
Ending Balance, shares at Sep. 30, 2021	201,000				201,000
Ending Balance at Sep. 30, 2021	$ 3,738		$ 3,738			$ 1,006	$ 0	$ 1,884		$ 848